MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST     TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1998     NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

We are pleased to present the annual report on the operations of Morgan Stanley Dean Witter Prime Income Trust for the fiscal year ended September 30, 1998. During the fiscal year the Trust continued to meet its objective of seeking a high level of current income consistent with the preservation of capital.

ECONOMIC OVERVIEW

The Asian economic crisis continued to affect the financial markets during the fiscal year ended September 30, 1998. The isolated crisis which began in Thailand last July has resonated across the globe, spreading first through the rest of Asia and then through all emerging markets, including Russia, and is now being felt in the developed world. Investors have become more risk averse, stung by the slew of bad news related to slowing economies, currency instability, disappointing earnings reports and political scandals. The resulting flight to quality bolstered the U.S. bond markets and pushed yields downward. As the fiscal year came to a close, consumer confidence declined amid rising fears that global economic and political turmoil would slow the U.S. economy in the coming months.

In an effort to shield the national economy from the ongoing global economic crisis, the Federal Reserve Board twice voted to cut the federal-funds rate by 25 basis points, first on September 29, 1998, and again on October 15, 1998. Analysts believe that the federal-funds rate will not only add liquidity to the battered world financial system but also send a strong signal to investors everywhere that the Fed is willing to take a lead role in attempts to head off a global downturn.

Over the 12-month reporting period, the prime rate declined 25 basis points to
8.25 percent on September 30, 1998, while the three-month London Inter-Bank Offered Rate (LIBOR) declined 46 basis points to 5.31 percent.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1998, CONTINUED

LOAN SYNDICATION MARKET OVERVIEW

New product issuance in the loan syndication market reached record levels during the past year. This volume was driven by strong financial sponsors, industry consolidation and a low interest-rate environment that resulted in a high level of refinancings. Transaction flow is still strong in such industries as media, cable and telecommunications. As the fiscal year came to a close, the market continued to expand, albeit at a somewhat slower rate. However, we expect that there will be sufficient product to meet the Trust's investment requirements in the months ahead.

PERFORMANCE AND PORTFOLIO

For the twelve-month period ended September 30, 1998, Morgan Stanley Dean Witter Prime Income Trust posted a total return of 7.14 percent, compared to a return of 6.88 percent for the Lipper Loan Participation Fund Average. Throughout the fiscal year, the Trust continued to offer its shareholders a 200 to 300 basis point yield advantage over short-term instruments. The Trust's net asset value ended the period at $9.91 per share, down from $9.95 per share at the beginning of the period and within one percent of the Trust's original offering price in November 1989.

At the end of the period under review, the Trust's net assets were $1.99 billion, an increase of more than 48 percent during the fiscal year. The Trust made four tender offers during the fiscal year, totaling $129.9 million.

The Trust continues to invest its assets in floating rate, senior secured loans. Each loan is priced to yield a fixed percentage above the average published prime rate of leading U.S. banks and other benchmarks, including LIBOR. The loans' floating-rate feature causes the interest rate on the loans to reset approximately every 45 days. This feature makes the value of these floating-rate loans less sensitive to interest-rate fluctuations than traditional fixed-income securities. Thus, no matter the direction or magnitude of interest-rate changes, the Trust's portfolio securities reset within a short time frame, generally 45 days.

The Trust is actively managed for diversification. By investing in more than 150 different issuers across more than 79 industries, the Trust is insulated against a decline in any one sector or a particular issuer.

LOOKING AHEAD

Going forward, we believe the outlook for the U.S. economy is one of slower growth. As a result of our forecast, the key driver to the Trust's investment process will continue to be conservative credit

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1998, CONTINUED

analysis in evaluating the senior loans for the portfolio. We anticipate that interest rates will remain low, with further Federal Reserve Board rate cuts possible. Regardless of the future direction of interest rates, the Trust should continue to provide a yield that is competitive with short-term interest rates.

We appreciate your support of Morgan Stanley Dean Witter Prime Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
---------------------------
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
         SENIOR COLLATERIZED TERM LOANS (a)(b) (88.4%)
         ACCIDENT & HEALTH INSURANCE (0.2%)
$  2,500 BRW Acquisition Inc...................................................      8.19%        07/10/06  $    2,500,475
   2,500 BRW Acquisition Inc...................................................       8.44        07/10/07       2,500,475
                                                                                                            --------------
                                                                                                                 5,000,950
                                                                                                            --------------
         AEROSPACE (1.1%)
  11,250 Fairchild Holding Corp................................................   8.63 to 8.69    06/18/04      11,251,744
   9,800 Tri-Star Aerospace Co.................................................       7.75        09/30/03       9,802,744
                                                                                                            --------------
                                                                                                                21,054,488
                                                                                                            --------------
         AIR FREIGHT/DELIVERY SERVICES (1.2%)
   8,480 Atlas Freighter Leasing II, Inc.......................................       7.91        05/29/04       8,482,936
   5,063 Evergreen International Aviation, Inc.................................       8.69        05/31/02       5,062,703
   9,649 First Security Bank, National Association as Owner Trustee............       8.69        05/07/03       9,651,107
                                                                                                            --------------
                                                                                                                23,196,746
                                                                                                            --------------
         AIRCRAFT & AEROSPACE (1.8%)
   8,619 Erickson Air-Crane Co., L.L.C.........................................  9.13 to 10.50    12/31/04       8,619,440
  14,963 Nortek Aviation Support Inc...........................................   8.75 to 8.81    07/01/05      14,965,448
  11,796 Western Sky Industries Inc............................................       8.04        07/31/03      11,797,780
                                                                                                            --------------
                                                                                                                35,382,668
                                                                                                            --------------
         APPAREL (0.1%)
   1,613 London Fog Industries, Inc. (c).......................................      10.00        02/27/03       1,613,132
                                                                                                            --------------
         AUTO PARTS (0.9%)
  18,000 Federal Mogul Corp....................................................   7.82 to 7.88    12/31/05      18,001,674
                                                                                                            --------------
         AUTO PARTS - ORIGINAL EQUIPMENT (1.8%)
  10,000 Accuride Corp.........................................................       7.69        01/21/06      10,001,200
  10,000 American Axle & Manufacturing, Inc....................................       8.19        04/30/06      10,001,700
  15,501 AP Automotive Systems, Inc............................................   8.50 to 8.69    12/19/05      15,506,510
                                                                                                            --------------
                                                                                                                35,509,410
                                                                                                            --------------
         AUTOMOTIVE AFTERMARKET (0.6%)
  12,564 CSK Auto, Inc.........................................................   7.44 to 9.25    10/31/03      12,567,139
                                                                                                            --------------
         BREWERS (0.9%)
   3,317 The Stroh Brewery Co..................................................       8.56        06/30/01       3,317,868
   2,505 The Stroh Brewery Co. (Revolver)......................................       8.63        06/30/01       2,505,076
  12,508 The Stroh Brewery Co..................................................       9.06        06/30/03      12,512,477
                                                                                                            --------------
                                                                                                                18,335,421
                                                                                                            --------------
         BROADCASTING (0.6%)
  12,391 Latin Communications, Inc.............................................      13.25        02/28/04      12,391,305
                                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
         BROADCAST MEDIA (3.3%)
$ 10,000 Black Entertainment Television Inc....................................      7.69%        06/30/06  $   10,002,800
  19,950 Capstar Media Broadcasting Partners...................................       8.13        05/31/05      19,951,397
   6,400 Chancellor Media Corp.................................................       6.25        06/30/05       6,400,551
   1,288 Chancellor Media Corp. (Revolver).....................................   6.25 to 8.50    06/30/05       1,288,156
  20,000 Sinclair Broadcast Group..............................................   7.16 to 7.20    09/15/05      20,000,399
   7,500 Spartan Communications, Inc...........................................       8.95        06/30/05       7,500,000
                                                                                                            --------------
                                                                                                                65,143,303
                                                                                                            --------------
         BUILDING MATERIALS (0.8%)
   6,000 Dayton Superior Corp..................................................       8.44        09/29/05       6,002,520
   9,943 Falcon Building Products, Inc.........................................       8.38        06/30/05       9,943,155
                                                                                                            --------------
                                                                                                                15,945,675
                                                                                                            --------------
         BUSINESS PUBLISHING (0.9%)
  18,981 Advanstar Communications, Inc.........................................       7.88        04/30/05      18,981,569
                                                                                                            --------------
         BUSINESS SERVICES (1.8%)
   5,000 Bridge Information Systems............................................       8.44        05/29/03       5,000,150
  15,000 Bridge Information Systems............................................       8.69        05/29/05      15,000,351
  15,000 United Rentals Inc....................................................       7.56        06/30/05      15,001,200
                                                                                                            --------------
                                                                                                                35,001,701
                                                                                                            --------------
         CABLE TELEVISION (1.7%)
   5,895 Cable Systems International,
           Inc.................................................................       8.69        12/31/02       5,895,059
   9,975 Charter Communications Entertainment I, L.P...........................  8.38 to 10.00    12/31/04       9,975,200
   8,499 Falcon Cable Communications...........................................   7.31 to 7.70    12/31/07       8,501,888
   9,564 Supercanal Holdings S.A. (Argentina) (c)..............................      10.13        10/12/02       9,567,962
                                                                                                            --------------
                                                                                                                33,940,109
                                                                                                            --------------
         CHEMICALS - DIVERSIFIED (0.5%)
   3,846 Lyondell Petrochemical Co.............................................       7.53        06/30/99       3,817,731
   6,154 Lyondell Petrochemical Co.............................................       7.69        06/30/00       6,109,477
                                                                                                            --------------
                                                                                                                 9,927,208
                                                                                                            --------------
         COAL MINING (1.7%)
   6,487 Alliance Coal Corp....................................................       8.57        12/31/02       6,487,302
  13,385 P&L Coal Holdings Corp................................................   7.88 to 8.13    06/30/06      13,391,486
  14,963 Quaker Coal Company Inc...............................................       8.84        06/30/06      14,971,178
                                                                                                            --------------
                                                                                                                34,849,966
                                                                                                            --------------
         COMMUNICATIONS - EQUIPMENT & SOFTWARE (1.3%)
   5,001 Channel Master, Inc...................................................       8.69        10/10/05       5,000,349
   4,964 Dynatech Corp.........................................................   7.81 to 9.75    03/31/05       4,964,680

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
$  4,964 Dynatech Corp.........................................................  8.06 to 10.00%   03/31/06  $    4,964,680
   4,964 Dynatech Corp.........................................................  8.31 to 10.25    03/31/07       4,964,680
   5,965 Telex Communications, Inc.............................................       8.69        11/06/04       5,967,413
                                                                                                            --------------
                                                                                                                25,861,802
                                                                                                            --------------
         COMPUTERS - SERVICES (0.7%)
  14,851 DecisionOne Corp......................................................   8.32 to 8.82    08/07/04      14,858,113
                                                                                                            --------------
         CONSUMER SPECIALITIES (1.2%)
   8,391 Amscan Holdings, Inc..................................................   7.69 to 7.88    12/31/04       8,394,751
   6,710 Renters Choice Inc....................................................       8.13        01/31/06       6,710,157
   8,201 Renters Choice Inc....................................................       8.38        01/31/07       8,201,122
                                                                                                            --------------
                                                                                                                23,306,030
                                                                                                            --------------
         CONSUMER SUNDRIES (1.6%)
   6,602 Chattem, Inc..........................................................       8.88        02/14/04       6,602,395
     308 Corning Consumer Products Co..........................................   7.28 to 7.38    04/09/05         309,126
  16,000 Corning Consumer Products Co..........................................       7.53        10/09/06      16,001,920
   9,212 The Boyds Collection, Ltd.............................................   7.75 to 7.94    04/21/06       9,212,844
                                                                                                            --------------
                                                                                                                32,126,285
                                                                                                            --------------
         CONTAINERS/PACKAGING (0.9%)
   5,432 Graham Packaging Co...................................................       8.13        01/31/06       5,432,455
   7,394 Graham Packaging Co...................................................   8.38 to 8.56    01/31/07       7,394,410
   4,786 MPC Packaging Corp....................................................       8.06        05/30/04       4,786,687
                                                                                                            --------------
                                                                                                                17,613,552
                                                                                                            --------------
         CONVENIENCE STORES (0.6%)
   4,950 Caribbean Petroleum, L.P..............................................       8.63        09/30/05       4,950,149
   7,009 Cumberland Farms, Inc. (Participation Merrill Lynch & Co., Inc.)
           (d).................................................................       9.00        12/31/98       7,009,096
                                                                                                            --------------
                                                                                                                11,959,245
                                                                                                            --------------
         DEPARTMENT STORES (0.6%)
  12,500 Tuesday Morning Corp..................................................       8.68        12/29/04      12,500,750
                                                                                                            --------------
         DIVERSIFIED MANUFACTURING (0.4%)
   4,020 Werner Holding Co., Inc...............................................       8.25        11/30/04       4,025,654
   4,913 Werner Holding Co., Inc...............................................       8.50        11/30/05       4,920,146
                                                                                                            --------------
                                                                                                                 8,945,800
                                                                                                            --------------
         DRUG STORE CHAIN (0.6%)
   9,950 Duane Reade, Inc......................................................       8.38        02/13/05       9,950,697
   1,250 Duane Reade, Inc......................................................       8.38        02/15/06       1,250,113
                                                                                                            --------------
                                                                                                                11,200,810
                                                                                                            --------------
         EDUCATION (0.5%)
   9,352 Childrens Discovery Centers of America................................      10.63        06/30/05       9,351,563
                                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
         ELECTRIC UTILITIES (0.7%)
$ 15,000 AES Edelap Funding Co.................................................      8.13%        06/29/99  $   15,000,900
                                                                                                            --------------
         FINANCE (3.5%)
  13,000 Blackstone Capital Company II, L.L.C..................................       9.06        05/31/99      13,001,820
  36,750 Mafco Holdings, Inc...................................................       9.22        04/28/00      36,757,718
   7,403 Mafco Finance Corp. (Revolver)........................................  8.88 to 11.00    04/28/00       7,402,996
  13,000 Wasserstein/C & A Holdings, L.L.C.....................................       9.00        05/31/99      13,005,200
                                                                                                            --------------
                                                                                                                70,167,734
                                                                                                            --------------
         FOOD DISTRIBUTORS (0.6%)
  12,500 Leon's Bakery, Inc....................................................       8.63        06/03/05      12,506,375
                                                                                                            --------------
         FOOD SERVICES (0.5%)
   6,588 Volume - Services, Inc................................................       8.75        12/31/02       6,590,440
   3,294 Volume - Services, Inc................................................       9.25        12/31/03       3,295,004
                                                                                                            --------------
                                                                                                                 9,885,444
                                                                                                            --------------
         FOODS & BEVERAGES (1.9%)
   7,467 Eagle Family Foods, Inc...............................................       7.57        12/31/05       7,468,604
   8,472 Favorite Brands International,
           Inc.................................................................       8.50        05/19/05       8,475,140
   9,975 Formax Inc............................................................       8.44        06/30/05       9,975,299
  11,080 Specialty Foods Corp..................................................       9.50        01/31/00      11,080,978
                                                                                                            --------------
                                                                                                                37,000,021
                                                                                                            --------------
         FUNERAL SERVICES (1.0%)
   4,889 Prime Succession, Inc.................................................   8.44 to 8.50    08/01/03       4,891,517
   4,889 Prime Succession, Inc. (Participation: Goldman Sachs & Co.) (d).......   8.44 to 8.50    08/01/03       4,891,517
   9,734 Rose Hills Co.........................................................   8.44 to 8.56    12/01/03       9,740,857
                                                                                                            --------------
                                                                                                                19,523,891
                                                                                                            --------------
         GAS - TRUCK STOP (0.3%)
   6,457 Petro Stopping Centers, L.P...........................................       8.31        09/30/03       6,457,943
                                                                                                            --------------
         GLASS - PRODUCTS (0.2%)
   2,500 Safelite Glass Corp...................................................       7.35        12/23/04       2,500,225
   2,500 Safelite Glass Corp...................................................       7.60        12/23/05       2,500,225
                                                                                                            --------------
                                                                                                                 5,000,450
                                                                                                            --------------
         HEALTH CARE DIVERSIFIED (1.3%)
  17,500 Integrated Health Service, Inc........................................       7.44        12/31/04      17,506,300
   4,000 Magellan Health Services, Inc.........................................       8.09        02/12/05       4,000,560

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
$  4,000 Magellan Health Services, Inc.........................................      8.34%        02/12/06  $    4,000,560
                                                                                                            --------------
                                                                                                                25,507,420
                                                                                                            --------------
         HOSPITAL/NURSING MANAGEMENT (3.6%)
   7,123 Community Health Systems,
           Inc.................................................................       8.38        12/31/03       7,123,501
   7,123 Community Health Systems,
           Inc.................................................................       8.88        12/31/04       7,123,501
   5,342 Community Health Systems,
           Inc.................................................................       9.13        12/31/05       5,342,626
   4,455 GEAC/Multicare Co., Inc...............................................   8.22 to 8.41    09/30/04       4,456,096
   1,481 GEAC/Multicare Co., Inc...............................................       8.69        06/01/05       1,481,813
   5,459 Genesis Health Ventures, Inc..........................................   8.31 to 8.44    09/30/04       5,459,650
   5,445 Genesis Health Ventures, Inc..........................................   8.56 to 8.69    06/01/05       5,445,904
   5,353 Paracelsus Healthcare Corp............................................       7.84        03/31/03       5,353,762
   8,000 Paracelsus Healthcare Corp............................................       8.09        03/31/04       8,000,640
  21,167 Ventas Bridge Loan....................................................       8.34        10/30/99      21,168,572
                                                                                                            --------------
                                                                                                                70,956,065
                                                                                                            --------------
         HOTELS/RESORTS (4.2%)
  20,000 Florida Panthers Holdings, Inc........................................       8.75        12/15/98      20,006,400
  10,500 Meristar Hospitality Operating Partners...............................       7.69        01/31/04      10,502,625
   3,529 Patriot American Hospitality
           Inc.................................................................       7.99        03/31/99       3,530,859
   3,971 Patriot American Hospitality
           Inc.................................................................       7.99        03/31/00       3,972,216
  14,994 Patriot American Hospitality
           Inc.................................................................   8.24 to 9.25    03/31/03      14,999,595
   2,892 Premier Parks Inc.....................................................       8.00        03/31/06       2,892,470
   8,608 Six Flag Theme Parks, Inc.............................................       8.50        11/30/04       8,607,990
  20,000 Starwood Hotels & Resorts Worldwide, Inc..............................       8.34        02/23/03      20,002,800
                                                                                                            --------------
                                                                                                                84,514,955
                                                                                                            --------------
         HOUSEHOLD APPLIANCES (0.7%)
  14,925 Coinmach Corp.........................................................       8.06        06/30/05      14,926,194
                                                                                                            --------------
         HOUSEHOLD FURNISHINGS & APPLIANCES (1.1%)
  13,941 Pillowtex Corp........................................................   7.82 to 7.94    12/31/04      13,943,693
   3,019 Sealy Mattress Co.....................................................       8.25        12/15/04       3,020,964
   2,175 Sealy Mattress Co.....................................................       8.50        12/15/05       2,175,633
   2,779 Sealy Mattress Co.....................................................       8.75        12/15/06       2,780,094
                                                                                                            --------------
                                                                                                                21,920,384
                                                                                                            --------------
         INSURANCE BROKERS/SERVICES (0.4%)
   7,363 Acordia, Inc..........................................................       8.13        12/31/04       7,363,221
                                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
         MANUFACTURER CONSUMER & INDUSTRIAL PRODUCTS (0.7%)
$ 15,000 Hexcel Corp...........................................................      7.63%        09/14/05  $   15,000,900
                                                                                                            --------------
         MANUFACTURING (2.0%)
   5,672 Alliance Gaming Corp..................................................   8.44 to 8.56    01/31/05       5,677,777
   2,263 Alliance Gaming Corp..................................................   8.75 to 8.81    07/31/05       2,265,157
   7,564 Arena Brands, Inc.....................................................   8.88 to 9.38    06/01/02       7,567,617
     601 Arena Brands, Inc (Revolver)..........................................  8.88 to 10.75    06/01/02         601,202
   6,647 Chatham Technologies, Inc.............................................       8.13        08/18/03       6,647,372
   7,939 Chatham Technologies, Inc.............................................       8.63        08/18/05       7,939,152
   9,895 Desa International, Inc...............................................   8.31 to 8.38    11/26/04       9,901,465
                                                                                                            --------------
                                                                                                                40,599,742
                                                                                                            --------------
         MANUFACTURING - APPAREL (1.1%)
  15,000 Sun Apparel, Inc......................................................       8.13        09/30/04      15,001,050
   6,111 The William Carter Co.................................................   8.16 to 8.25    10/30/03       6,113,507
                                                                                                            --------------
                                                                                                                21,114,557
                                                                                                            --------------
         MANUFACTURING - DIVERSIFIED INDUSTRIES (1.9%)
   8,042 Adience, Inc. and Refraco Holdings, Ltd...............................       8.56        04/15/05       8,042,036
   1,990 Adience, Inc. and Refraco Holdings, Ltd...............................       8.81        07/30/05       1,990,159
  10,857 Adience, Inc. and Refraco Holdings, Ltd...............................       9.31        10/15/05      10,858,446
   6,930 Doskocil Manufacturing Co.............................................       8.13        09/30/04       6,930,208
   3,700 Eagle-Picher Industries, Inc..........................................       8.16        08/31/05       3,700,444
   5,550 Eagle-Picher Industries, Inc..........................................       8.41        08/31/06       5,550,666
                                                                                                            --------------
                                                                                                                37,071,959
                                                                                                            --------------
         MEDICAL ELECTRONICS (0.5%)
   2,455 Medical Specialties Group, Inc........................................  8.88 to 11.00    06/30/01       2,454,617
   7,136 Medical Specialties Group, Inc........................................  9.63 to 11.75    06/30/04       7,136,577
                                                                                                            --------------
                                                                                                                 9,591,194
                                                                                                            --------------
         MEDICAL SPECIALTIES (1.0%)
   3,044 Alaris Medical Systems, Inc...........................................       8.19        11/01/03       3,044,145
   3,044 Alaris Medical Systems, Inc...........................................       8.19        11/01/04       3,044,145
   4,782 Alaris Medical Systems, Inc...........................................   8.06 to 8.19    05/01/05       4,783,241
   2,942 Dade International, Inc...............................................   7.69 to 7.75    12/31/02       2,942,502
   2,942 Dade International, Inc...............................................   7.69 to 7.75    12/31/03       2,942,608
   2,643 Dade International, Inc...............................................       7.69        12/31/04       2,644,038
                                                                                                            --------------
                                                                                                                19,400,679
                                                                                                            --------------
         MEDICAL/NURSING SERVICES (2.3%)
   1,985 Alliance Imaging, Inc.................................................   8.04 to 8.25    12/18/03       1,986,057
   4,963 Alliance Imaging, Inc.................................................       8.07        06/18/04       4,964,932
   8,412 Alliance Imaging, Inc.................................................       9.75        12/18/04       8,411,765

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
$  3,741 FHC Health System Inc.................................................      8.09%        04/30/05  $    3,741,186
   3,741 FHC Health System Inc.................................................       8.34        04/30/06       3,741,186
   9,818 Interim Healthcare, Inc...............................................       8.44        02/29/04       9,818,594
   3,670 Interim Healthcare, Inc...............................................       8.69        02/28/05       3,670,040
   9,900 SMT Health Services, Inc..............................................   8.13 to 8.31    08/31/03       9,900,687
                                                                                                            --------------
                                                                                                                46,234,447
                                                                                                            --------------
         MOTOR VEHICLE (0.2%)
   4,250 Asbury Automotive Texas Holdings......................................       9.44        03/31/05       4,250,085
                                                                                                            --------------
         MOVIES/ENTERTAINMENT (1.9%)
   7,500 MGM Studios, Inc......................................................       8.19        03/31/06       7,502,775
  10,000 Panavision Inc........................................................   8.13 to 8.25    03/31/05      10,004,140
   2,353 Regal Cinemas Inc.....................................................       7.88        05/27/06       2,354,024
   2,647 Regal Cinemas Inc.....................................................       8.13        05/27/07       2,648,250
   6,000 United Artists Theatre Co.............................................   8.31 to 8.38    04/21/06       6,007,052
   9,000 United Artists Theatre Co.............................................   8.56 to 8.63    04/21/07       9,010,577
                                                                                                            --------------
                                                                                                                37,526,818
                                                                                                            --------------
         NEWSPAPERS (0.2%)
   4,975 21st Century Newspapers, Inc..........................................       7.88        09/15/05       4,975,149
                                                                                                            --------------
         OFFICE EQUIPMENT & SUPPLIES (1.0%)
  20,000 US Office Products Co.................................................       8.19        06/09/06      20,001,400
                                                                                                            --------------
         OIL RELATED (1.3%)
  15,000 Plains All American Inc...............................................       8.69        06/30/05      15,002,700
  10,000 US Synthetic Corp.....................................................       8.53        05/31/05      10,024,810
                                                                                                            --------------
                                                                                                                25,027,510
                                                                                                            --------------
         OTHER METALS/MINERALS (1.2%)
   8,978 Calciner Industries Inc...............................................   8.76 to 8.83    06/25/08       8,988,441
  15,000 U.S. Silica Corp......................................................       8.13        06/30/06      15,000,750
                                                                                                            --------------
                                                                                                                23,989,191
                                                                                                            --------------
         PACKAGED FOODS (0.2%)
   3,492 Southern Foods Group, L.P.............................................   8.44 to 8.63    03/04/06       3,492,684
                                                                                                            --------------
         PAPER (2.2%)
  12,405 Alabama Pine Pulp Co., Inc. (e).......................................      10.25        12/31/02      10,544,581
   9,262 Alabama River Newsprint Co. (Participation: Toronto Dominion Bank)
           (d).................................................................   7.38 to 7.63    12/31/02       8,675,748
   9,925 Bear Island Paper Co., L.L.C..........................................       8.59        12/31/05       9,929,367
   2,828 Crown Paper Co. (Revolver)............................................   8.25 to 8.38    08/22/02       2,829,908
   1,285 Crown Paper Co. (Revolver)............................................  8.25 to 10.00    08/22/02       1,285,995
   9,715 Crown Paper Co........................................................   9.00 to 9.13    08/22/03       9,722,893
                                                                                                            --------------
                                                                                                                42,988,492
                                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
         PHARMACEUTICALS (0.2%)
$  4,988 Roberts Pharmaceuticals Corp..........................................      7.81%        06/30/03  $    4,987,899
                                                                                                            --------------
         PHOTOGRAPHY - IMAGING (0.4%)
   8,000 PCA International Inc.................................................   8.41 to 8.44    08/25/05       8,002,240
                                                                                                            --------------
         PLASTICS (0.8%)
   7,649 Jet Plastica Industries, Inc..........................................   8.00 to 8.19    12/31/02       7,648,947
   9,005 Jet Plastica Industries, Inc..........................................       8.50        12/31/04       9,005,676
                                                                                                            --------------
                                                                                                                16,654,623
                                                                                                            --------------
         PRINTED CIRCUIT BOARDS (0.8%)
   9,000 Details, Inc..........................................................       8.04        04/22/05       9,001,080
   2,989 Viasystems Group, Inc.................................................       8.35        03/31/04       2,990,721
   2,466 Viasystems Group, Inc.................................................       8.69        06/30/04       2,466,624
   1,500 Viasystems Group, Inc.................................................       9.19        06/30/05       1,500,405
                                                                                                            --------------
                                                                                                                15,958,830
                                                                                                            --------------
         PUBLISHING (3.5%)
  10,931 Cygnus Publishing, Inc................................................       8.44        06/05/05      10,936,060
   8,880 HMV Media Group PLC...................................................       8.34        02/25/06       8,884,174
   6,120 HMV Media Group PLC...................................................       8.84        08/25/06       6,122,815
   9,975 The Sheridan Group, Inc...............................................       8.69        01/30/05       9,975,599
   3,327 Von Hoffman Press, Inc................................................       7.56        05/30/04       3,327,052
  10,801 Von Hoffman Press, Inc................................................       7.56        05/30/05      10,801,757
  20,000 Ziff Davis Inc........................................................       7.44        03/31/06      20,006,000
                                                                                                            --------------
                                                                                                                70,053,457
                                                                                                            --------------
         RAILROADS (0.2%)
   4,000 Transportacion Ferroviaria Mexicana, S.A. de C.V......................       9.69        12/23/02       4,000,160
                                                                                                            --------------
         RECREATIONAL PRODUCTS/TOYS (0.7%)
   7,210 Ritvik Toys, Inc......................................................       9.19        02/08/03       7,211,443
   7,210 Ritvik Toys, Inc......................................................       9.69        02/08/04       7,211,298
                                                                                                            --------------
                                                                                                                14,422,741
                                                                                                            --------------
         RESTAURANTS (0.5%)
   9,238 Shoney's, Inc.........................................................  8.85 to 10.75    04/30/02       9,240,915
                                                                                                            --------------
         SCIENTIFIC INSTRUMENTS (0.3%)
   3,192 Fisher Scientific International,
           Inc.................................................................       8.19        01/21/05       3,192,013
   2,209 Fisher Scientific International,
           Inc.................................................................       8.44        10/21/05       2,208,873
                                                                                                            --------------
                                                                                                                 5,400,886
                                                                                                            --------------
         SEMICONDUCTORS (1.0%)
  17,028 Fairchild Semiconductor Corp..........................................   8.07 to 8.19    03/11/03      17,028,692
   3,965 Mitel Corp............................................................       7.75        12/26/03       3,966,996
                                                                                                            --------------
                                                                                                                20,995,688
                                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
         SOFT DRINKS (0.9%)
$  8,581 Snapple/Mistic Beverages, Inc.........................................      8.63%        06/01/04  $    8,585,035
   8,581 Snapple/Mistic Beverages, Inc.........................................       8.88        06/01/05       8,585,485
                                                                                                            --------------
                                                                                                                17,170,520
                                                                                                            --------------
         SPECIALTY CHEMICALS (1.6%)
   3,850 Huntsman Speciality Chemicals Corp....................................       7.81        03/15/04       3,850,308
   3,850 Huntsman Speciality Chemicals Corp....................................       8.06        03/15/05       3,850,308
   6,913 Pioneer America Acquitions Corp.......................................   7.82 to 8.25    12/05/06       6,923,820
   8,200 Pioneer Americas, Inc.................................................   8.63 to 8.82    12/05/06       8,206,437
   8,160 Vining Industries Inc.................................................   8.25 to 8.32    03/31/05       8,161,322
                                                                                                            --------------
                                                                                                                30,992,195
                                                                                                            --------------
         SPECIALTY STEEL (1.0%)
   9,975 ISPAT Inland L.P......................................................       7.63        07/16/05       9,975,299
   9,975 ISPAT Inland L.P......................................................       8.13        07/16/06       9,975,299
                                                                                                            --------------
                                                                                                                19,950,598
                                                                                                            --------------
         SPORTING GOODS (0.7%)
     913 E & S Holdings Corp...................................................       8.08        09/30/03         912,835
   2,875 E & S Holdings Corp. (Revolver).......................................  8.02 to 10.00    09/30/03       2,875,513
   1,828 E & S Holdings Corp...................................................  8.58 to 10.50    09/30/04       1,827,933
   1,828 E & S Holdings Corp...................................................  9.08 to 11.00    09/30/05       1,827,933
   1,052 E & S Holdings Corp...................................................       9.58        09/30/06       1,052,397
     723 Worldwide Sports & Recreation, Inc....................................       8.31        04/26/00         722,455
   4,903 Worldwide Sports & Recreation, Inc....................................       8.81        04/26/01       4,903,706
                                                                                                            --------------
                                                                                                                14,122,772
                                                                                                            --------------
         SUPERMARKETS (0.4%)
   3,110 Star Markets Company, Inc.............................................       8.69        12/31/01       3,110,811
   2,329 Star Markets Company, Inc.............................................       9.19        12/31/02       2,330,163
   2,064 Star Markets Company, Inc.............................................       9.19        12/31/03       2,064,926
                                                                                                            --------------
                                                                                                                 7,505,900
                                                                                                            --------------
         TELECOMMUNICATIONS (0.2%)
     994 MJD Communications, Inc...............................................       8.06        03/31/06         993,746
   3,980 MJD Communications, Inc...............................................  8.31 to 10.25    03/31/07       3,980,313
                                                                                                            --------------
                                                                                                                 4,974,059
                                                                                                            --------------
         TELEPHONE - LONG DISTANCE (0.5%)
   9,925 Access Communications & S.J. Investments, Inc.........................  8.50 to 10.50    12/31/04       9,927,000
                                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
         TEXTILES (1.1%)
$  8,000 Globe Manufacturing Inc...............................................  8.44 to 8.50%    07/31/06  $    8,005,993
   4,566 Joan Fabrics Corp.....................................................       8.38        06/30/05       4,566,436
   2,372 Joan Fabrics Corp.....................................................       8.88        06/30/06       2,372,543
   6,972 Polymer Group, Inc....................................................       8.10        12/20/05       6,972,558
                                                                                                            --------------
                                                                                                                21,917,530
                                                                                                            --------------
         TRANSPORTATION - SHIPPING (1.1%)
   6,342 American Commercial Lines LLC.........................................       8.19        06/30/06       6,342,010
   8,641 American Commercial Lines LLC.........................................       8.44        06/30/07       8,641,364
   7,463 North American Van Lines, Inc.........................................       8.07        03/31/06       7,462,575
                                                                                                            --------------
                                                                                                                22,445,949
                                                                                                            --------------
         TRUCKING (0.5%)
   5,371 MTL Inc...............................................................   7.56 to 7.63    08/28/05       5,371,537
   4,604 MTL Inc...............................................................   7.81 to 7.88    02/28/06       4,604,174
                                                                                                            --------------
                                                                                                                 9,975,711
                                                                                                            --------------
         WHOLESALE DISTRIBUTOR (1.3%)
  14,613 American Marketing Industries, Inc....................................       9.19        11/29/02      14,619,386
   3,940 American Marketing Industries, Inc....................................   9.19 to 9.25    11/30/03       3,941,307
   2,736 American Marketing Industries, Inc....................................   9.19 to 9.25    11/30/04       2,737,083
   4,229 American Marketing Industries, Inc....................................   9.19 to 9.25    11/30/05       4,230,057
                                                                                                            --------------
                                                                                                                25,527,833
                                                                                                            --------------
         WIRE & CABLE (0.6%)
  12,899 International Wire Group, Inc.........................................   7.50 to 9.50    09/30/03      12,903,313
                                                                                                            --------------
         WIRELESS COMMUNICATION (4.1%)
  13,684 Arch Paging Inc.......................................................       9.00        06/30/06      13,684,760
  17,500 CCPR Services Inc.....................................................       8.19        06/30/06      17,505,425
   6,821 Mobilemedia Communications Corp.......................................       8.19        06/30/02       6,822,164
   1,341 Mobilemedia Communications Corp. (Revolver)...........................       8.19        06/30/02       1,341,074
   1,846 Mobilemedia Communications Corp.......................................       8.69        06/30/03       1,846,102
  20,000 Nextel Finance Co.....................................................       8.38        09/30/06      20,001,600
  11,001 Powertel PCS, Inc.....................................................       8.31        12/31/08      11,000,879

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
$ 10,000 Sprint Spectrum L.P...................................................  8.38 to 9.05%    12/31/00  $   10,002,857
                                                                                                            --------------
                                                                                                                82,204,861
                                                                                                            --------------

         TOTAL SENIOR COLLATERIZED TERM LOANS
         (IDENTIFIED COST $1,764,957,912).................................................................   1,765,897,898
                                                                                                            --------------

NUMBER OF
  SHARES
----------
            COMMON STOCK (a)(f) (0.1%)
            APPAREL
  129,050   London Fog Industries, Inc. (Restricted)
              (IDENTIFIED COST $2,258,908)...........................................................        1,929,001
                                                                                                       ---------------

NUMBER OF                                                                                       EXPIRATION
WARRANTS                                                                                           DATE
---------                                                                                       ----------
         WARRANT (a)(f) (0.0%)
         APPAREL
         London Fog Industries, Inc.
   7,931   (IDENTIFIED COST $1,722,237).......................................................
                                                                                                 02/27/05           96,000
                                                                                                            --------------

PRINCIPAL
AMOUNT IN                                                                           COUPON       MATURITY
THOUSANDS                                                                            RATE          DATE
---------                                                                        -------------   --------
         SHORT-TERM INVESTMENTS (10.7%)
         COMMERCIAL PAPER (g) (9.2%)
         AUTOMOTIVE - FINANCE (3.9%)
$ 23,000 Ford Motor Credit Co..................................................      5.55%       10/01/98      23,000,000
  21,000 Ford Motor Credit Co..................................................      5.30        10/06/98      20,984,542
  22,000 Ford Motor Credit Co. (h).............................................      5.51        10/16/98      21,949,492
  12,000 General Motors Acceptance Corp........................................      5.56        10/02/98      11,998,146
                                                                                                           --------------
                                                                                                               77,932,180
                                                                                                           --------------
         ENERGY (2.7%)
  54,000 Texaco, Inc. (h)......................................................      5.50        10/19/98      53,851,500
                                                                                                           --------------
         FINANCE - COMMERCIAL (0.8%)
  16,000 C I T Group Holdings Inc..............................................      5.40        10/05/98      15,990,400
                                                                                                           --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                           COUPON       MATURITY
THOUSANDS                                                                            RATE          DATE        VALUE
-------------------------------------------------------------------------------------------------------------------------
         MAJOR CHEMICALS (1.8%)
$ 10,000 Dupont (E.I.) De Nemours & Co.........................................      5.30%       10/07/98  $    9,991,167
  26,000 Dupont (E.I.) De Nemours & Co.........................................      5.51        10/09/98      25,968,164
                                                                                                           --------------
                                                                                                               35,959,331
                                                                                                           --------------

         TOTAL COMMERCIAL PAPER
         (AMORTIZED COST $183,733,411)...................................................................     183,733,411
                                                                                                           --------------

         REPURCHASE AGREEMENT (1.5%)
  29,271 The Bank of New York (dated 09/30/98; proceeds $29,275,403) (i)
           (IDENTIFIED COST $29,271,337).......................................      5.00        10/01/98      29,271,337
                                                                                                           --------------

         TOTAL SHORT-TERM INVESTMENTS
         (IDENTIFIED COST $213,004,748)..................................................................     213,004,748
                                                                                                           --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,981,943,805) (J)....................................................   99.2 %   1,980,927,647

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................    0.8        15,781,781
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0 % $ 1,996,709,428
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

(a) Valued using fair value procedures - total aggregate value is $1,767,922,899.
(b) Floating rate securities. Interest rates shown are those in effect at September 30, 1998.
(c)  Senior notes.
(d) Participation interests were acquired through the financial institutions indicated parenthetically.
(e)  Non-income producing security; loan in default.
(f)  Non-income producing securities.
(g) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(h) All of these securities are segregated in connection with unfunded loan commitments.
(i) Collateralized by $26,807,417 U.S. Treasury Note 5.625% due 05/15/08 valued at $29,856,764.
(j) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,215,873 and the aggregate gross unrealized depreciation is $2,232,031, resulting in net unrealized depreciation of $1,016,158.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998

ASSETS:
Investments in securities, at value
  (identified cost $1,981,943,805)..........................................................  $1,980,927,647
Cash........................................................................................       1,446,951
Receivable for:
    Interest................................................................................      13,059,776
    Shares of beneficial interest sold......................................................       8,947,291
Prepaid expenses and other assets...........................................................         211,311
                                                                                              --------------

     TOTAL ASSETS...........................................................................   2,004,592,976
                                                                                              --------------

LIABILITIES:
Payable for:
    Investment advisory fee.................................................................       1,396,769
    Dividends to shareholders...............................................................         759,415
    Administration fee......................................................................         407,696
Accrued expenses and other payables.........................................................         534,953
Deferred loan fees..........................................................................       4,784,715
Commitments and contingencies (Note 7)......................................................        --
                                                                                              --------------

     TOTAL LIABILITIES......................................................................       7,883,548
                                                                                              --------------

     NET ASSETS.............................................................................  $1,996,709,428
                                                                                              --------------
                                                                                              --------------

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $2,008,631,657
Net unrealized depreciation.................................................................      (1,016,158)
Dividends in excess of net investment income................................................        (552,409)
Accumulated net realized loss...............................................................     (10,353,662)
                                                                                              --------------

     NET ASSETS.............................................................................  $1,996,709,428
                                                                                              --------------
                                                                                              --------------

NET ASSET VALUE PER SHARE,
  201,526,077 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)...........................................           $9.91
                                                                                              --------------
                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1998

NET INVESTMENT INCOME:

INCOME
Interest......................................................................................  $136,371,569
Facility, amendment and other loan fees.......................................................     4,748,863
Other income..................................................................................       464,840
                                                                                                ------------

     TOTAL INCOME.............................................................................   141,585,272
                                                                                                ------------

EXPENSES
Investment advisory fee.......................................................................    14,434,352
Administration fee............................................................................     4,183,528
Transfer agent fees and expenses..............................................................       803,950
Professional fees.............................................................................       771,174
Facility fees.................................................................................       443,003
Registration fees.............................................................................       410,136
Shareholder reports and notices...............................................................       289,200
Custodian fees................................................................................       100,267
Trustees' fees and expenses...................................................................        19,434
Other.........................................................................................       176,760
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    21,631,804
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................   119,953,468
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss.............................................................................   (10,227,863)
Net change in unrealized depreciation.........................................................     2,829,220
                                                                                                ------------

     NET LOSS.................................................................................    (7,398,643)
                                                                                                ------------

NET INCREASE..................................................................................  $112,554,825
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE YEAR          FOR THE YEAR
                                                                             ENDED                 ENDED
                                                                      SEPTEMBER 30, 1998    SEPTEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...............................................  $      119,953,468    $       86,249,515
Net realized gain (loss)............................................         (10,227,863)            3,073,930
Net change in unrealized depreciation...............................           2,829,220            (3,410,252)
                                                                      -------------------   -------------------

     NET INCREASE...................................................         112,554,825            85,913,193

Dividends from net investment income................................        (120,722,134)          (84,598,513)

Net increase from transactions in shares of beneficial interest.....         660,273,515           403,817,997
                                                                      -------------------   -------------------

     NET INCREASE...................................................         652,106,206           405,132,677

NET ASSETS:
Beginning of period.................................................       1,344,603,222           939,470,545
                                                                      -------------------   -------------------

     END OF PERIOD
    (INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF
    $552,409 AND UNDISTRIBUTED NET INVESTMENT INCOME OF $526,876,
    RESPECTIVELY)...................................................  $    1,996,709,428    $    1,344,603,222
                                                                      -------------------   -------------------
                                                                      -------------------   -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED SEPTEMBER 30, 1998

INCREASE (DECREASE) IN CASH:

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net investment income..............................................................  $      119,953,468
Adjustments to reconcile net investment income to net cash provided by operating activities:
Increase in receivables and other assets related to operations.....................          (5,071,990)
Increase in payables related to operations.........................................             754,088
Net loan fees received.............................................................           5,158,117
Amortization of loan fees..........................................................          (4,748,863)
Accretion of discounts.............................................................             779,503
                                                                                     ------------------

     NET CASH PROVIDED BY OPERATING ACTIVITIES.....................................         116,824,323
                                                                                     ------------------

CASH FLOWS USED FOR INVESTING ACTIVITIES:
Purchases of investments...........................................................      (1,615,617,814)
Principal repayments/sales of investments..........................................         981,437,783
Net purchases of short-term investments............................................         (27,417,522)
                                                                                     ------------------

     NET CASH USED FOR INVESTING ACTIVITIES........................................        (661,597,553)
                                                                                     ------------------

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Shares of beneficial interest sold.................................................         731,134,981
Shares tendered....................................................................        (130,137,075)
Dividends from net investment income (net of reinvested dividends of
 $54,381,913)......................................................................         (66,805,964)
                                                                                     ------------------

     NET CASH PROVIDED BY FINANCING ACTIVITIES.....................................         534,191,942
                                                                                     ------------------

NET DECREASE IN CASH...............................................................         (10,581,288)

CASH BALANCE AT BEGINNING OF YEAR..................................................          12,028,239
                                                                                     ------------------

CASH BALANCE AT END OF YEAR........................................................  $        1,446,951
                                                                                     ------------------
                                                                                     ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Prime Income Trust (the "Trust"), formerly Prime Income Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital. The Trust was organized as a Massachusetts business trust on August 17, 1989 and commenced operations on November 30, 1989.

The Trust offers and sells its shares to the public on a continuous basis. The Trustees intend, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its outstanding shares of beneficial interest at the then current net asset value of such shares.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) The Trustees believe that, at present, there are not sufficient market quotations provided by banks, dealers or pricing services respecting interests in senior collateralized loans ("Senior Loans") to corporations, partnerships and other entities ("Borrower") to enable the Trust to properly value Senior Loans based on available market quotations. Accordingly, until the market for Senior Loans develops, interests in Senior Loans held by the Trust are valued at their fair value in accordance with procedures established in good faith by the Trustees. Under the procedures, adopted by the Trustees, interests in Senior Loans are priced using a matrix which takes into account the relationship between current interest rates and interest rates payable on each Senior Loan, as well as the total number of days in each interest period and the period remaining until the next interest rate determination or maturity of the Senior Loan. Adjustments in the matrix-determined price of a Senior Loan will be made in the event of a default on a Senior Loan or a significant change in the creditworthiness of the Borrower. The fair values determined in accordance with these procedures may differ significantly from the market values that would have been used had a ready market for the Senior Loans existed; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (3) all other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998, CONTINUED

sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Interest income is accrued daily except where collection is not expected. When the Trust buys an interest in a Senior Loan, it may receive a facility fee, which is a fee paid to lenders upon origination of a Senior Loan and/or a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Trust amortizes the facility fee and accrues the commitment fee over the expected term of the loan. When the Trust sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are amortized over the expected term of the loan.

C. SENIOR LOANS -- The Trust invests primarily in Senior Loans to Borrowers. Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

Some of the Trust's Senior Loans are "Revolver Loans." For these loans, the Trust commits to provide funding up to the face amount of the loan. The amount drawn down by the borrower may vary during the term of the loan.

D. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998, CONTINUED

federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), formerly Dean Witter InterCapital Inc., the Trust pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.90% to the portion of the daily net assets not exceeding $500 million and 0.85% to the portion of the daily net assets exceeding $500 million. Effective May 1, 1998, the Agreement was amended to reduce the annual fee to 0.825% of the portion of daily net assets exceeding $1.5 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Advisor pays the salaries of all personnel, including officers of the Trust, who are employees of the Investment Advisor.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Trust pays an administration fee, calculated daily and payable monthly, by applying the annual rate of 0.25% to the Trust's daily net assets.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/principal repayments of portfolio securities, excluding short-term investments, for the year ended September 30, 1998 aggregated $1,615,617,814 and $981,192,947, respectively.

Shares of the Trust are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Advisor and Administrator. Pursuant to a Distribution Agreement between the Trust, the Investment Advisor and the Distributor, the Investment Advisor compensates the Distributor at an annual rate of 2.75% of the purchase price of shares purchased from the Trust. The Investment Advisor will compensate the Distributor at an annual rate of 0.10% of the value of shares sold for any shares that remain outstanding after one year from the date of their initial purchase. Any early withdrawal charge to defray distribution expenses will be charged to the shareholder in connection with shares held for four years or less which are accepted by the Trust for repurchase pursuant to tender offers. For the year ended September 30, 1998, the Investment Advisor has informed the Trust that it received approximately $2,085,000 in early withdrawal charges.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Trust's transfer agent. At September 30, 1998, the Trust had transfer agent fees and expenses payable of approximately $7,200.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,577. At September 30, 1998, the Trust had an accrued pension liability of $50,637 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

During the year ended September 30, 1998, the Trust utilized approximately $49,000 of its net capital loss carryover. At September 30, 1998, the Trust had a net capital loss carryover of approximately $62,000 available through September 30, 2004 to offset future capital gains to the extent provided by regulations. Capital losses incurred after October 31 ("post-October" losses)

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998, CONTINUED

within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $10,246,000 during fiscal 1998.

As of September 30, 1998, the Trust had temporary book/tax differences primarily attributable to post-October losses and permanent book/tax differences attributable to tax adjustments on revolver loans sold by the Trust. To reflect reclassifications arising from the permanent differences, dividends in excess of net investment income was charged and accumulated net realized loss was credited $310,619.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     SHARES          AMOUNT
                                                                   -----------   --------------
Balance, September 30, 1996......................................   94,535,310   $  944,540,145
Shares sold......................................................   45,281,310      450,176,134
Shares issued to shareholders for reinvestment of dividends......    3,988,872       39,655,716
Shares tendered (four quarterly tender offers)...................   (8,650,509)     (86,013,853)
                                                                   -----------   --------------
Balance, September 30, 1997......................................  135,154,983    1,348,358,142
Shares sold......................................................   73,974,045      735,805,027
Shares issued to shareholders for reinvestment of dividends......    5,468,432       54,381,913
Shares tendered (four quarterly tender offers)...................  (13,071,383)    (129,913,425)
                                                                   -----------   --------------
Balance, September 30, 1998......................................  201,526,077   $2,008,631,657
                                                                   -----------   --------------
                                                                   -----------   --------------

On October 28, 1998, the Trustees approved a tender offer to purchase up to 10 million shares of beneficial interest to commence on November 18, 1998.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998, CONTINUED

7. COMMITMENTS AND CONTINGENCIES

As of September 30, 1998, the Trust had unfunded loan commitments pursuant to the following loan agreements:

                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
-----------------------------------------------------------------  --------------
Alliance Imaging, Inc............................................  $    4,588,235
Arena Brands, Inc................................................       1,482,167
Chancellor Media Corp............................................       4,312,000
Corning Consumer Products Inc....................................         690,909
Crown Paper Co...................................................       3,598,874
Dade International, Inc..........................................         645,289
E & S Holdings Corp..............................................       3,007,059
Fairchild Holding Corp...........................................       3,750,000
Graham Packaging Co..............................................       3,857,143
Jet Plastica Industries, Inc.....................................       1,945,946
Mafco Finance Corp...............................................       8,347,500
MJD Communications, Inc..........................................       9,006,333
Specialty Foods Corp.............................................       6,392,694
Supercanal Holdings S.A..........................................       8,651,408
Teligent Inc.....................................................      10,000,000
The Stroh Brewery Co.............................................       1,245,000
U.S. Silica Co. (Acquistion).....................................       1,500,000
U.S. Silica Co. (Working Capital)................................       1,500,000
                                                                   --------------
                                                                   $   74,520,557
                                                                   --------------
                                                                   --------------

The total value of securities segregated for unfunded loan commitments were $75,800,992.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                              FOR THE
                                                                                                               PERIOD
                                                                                                              NOVEMBER
                                                                                                             30, 1989*
                                              FOR THE YEAR ENDED SEPTEMBER 30,                                THROUGH
                  -----------------------------------------------------------------------------------------  SEPTEMBER
                     1998       1997       1996        1995       1994       1993        1992       1991      30, 1990
-----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period.......... $     9.95  $    9.94  $    9.99  $    10.00  $    9.91  $    9.99  $    10.00  $   10.00  $   10.00
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ----------

Net investment
 income..........       0.71       0.75       0.74        0.82       0.62       0.55        0.62       0.84       0.74
Net realized and
 unrealized gain
 (loss)..........     (0.03)     --         (0.04)        0.01       0.09     (0.08)      (0.01)     --         (0.01)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ----------

Total from
 investment
 operations......       0.68       0.75       0.70        0.83       0.71       0.47        0.61       0.84       0.73
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ----------

Less dividends
 and
 distributions
 from:
   Net investment
   income........     (0.72)     (0.74)     (0.75)      (0.81)     (0.62)     (0.55)      (0.62)     (0.84)     (0.73)
   Net realized
   gain..........     --         --         --          (0.03)     --         --          --         --         --
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ----------

Total dividends
 and
 distributions...     (0.72)     (0.74)     (0.75)      (0.84)     (0.62)     (0.55)      (0.62)     (0.84)     (0.73)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ----------

Net asset value,
 end of period... $     9.91  $    9.95  $    9.94  $     9.99  $   10.00  $    9.91  $     9.99  $   10.00  $   10.00
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ----------
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ----------

TOTAL INVESTMENT
RETURN+..........      7.14%      7.78%      7.25%       8.57%      7.32%      4.85%       6.23%      8.77%      7.57%(1)

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........      1.29%      1.40%      1.46%       1.52%      1.60%      1.45%       1.47%      1.52%      1.48%(2)

Net investment
 income..........      7.17%      7.53%      7.50%       8.11%      6.14%      5.53%       6.14%      8.23%      8.95%(2)

SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 thousands....... $1,996,709  $1,344,603  $939,471    $521,361   $305,034   $311,479    $413,497   $479,941   $328,189

Portfolio
 turnover rate...        68%        86%        72%        102%       147%        92%         46%        42%        35%(1)

---------------------

 *   Commencement of operations.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Prime Income Trust (the "Trust"), formerly Prime Income Trust, at September 30, 1998, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the eight years in the period then ended and for the period November 30, 1989 (commencement of operations) through September 30, 1990, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and, with respect to senior collateralized loans, the selling participants and agent banks, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
NOVEMBER 2, 1998

TRUSTEES                                                 MORGAN STANLEY
----------------------------------------
Michael Bozic
Charles A. Fiumefreddo                                   DEAN WITTER
Edwin J. Garn
John R. Haire
Wayne E. Hedien                                          PRIME INCOME TRUST
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS
----------------------------------------
Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER                     [GRAPHIC]

Barry Fink
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

Rajesh K. Gupta
VICE PRESIDENT

Sheila A. Finnerty
ASSISTANT VICE PRESIDENT                                 ANNUAL REPORT

Peter Gewirtz
ASSISTANT VICE PRESIDENT                                 SEPTEMBER 30, 1998

Thomas F. Caloia
TREASURER


TRANSFER AGENT
----------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
----------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT ADVISOR
----------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus.